Note 13 - Derivative Instruments and Hedging Activities - Derivative Financial Instruments Effects on Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net gains (losses) recognized in AOCL	$ 100	$ 994	$ (781)
Net gains (losses) reclassified from AOCL to the consolidated statement of operations	1,814	1,941	1,731
Foreign Exchange Forward [Member]
Net gains (losses) recognized in AOCL	89	(184)	(1,470)
Net gains (losses) reclassified from AOCL to the consolidated statement of operations	(21)	(466)	(537)
Interest Rate Swap [Member]
Net gains (losses) recognized in AOCL	11	1,178	689
Net gains (losses) reclassified from AOCL to the consolidated statement of operations	$ 1,835	$ 2,407	$ 2,268